INCOME TAXES 7 (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (34)	$ (61)	$ (70)
San Diego Gas and Electric Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(9)	(9)	(14)
Expiration Of Statute Of Limitations [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(2)	0	(7)
Expiration Of Statute Of Limitations [Member] | San Diego Gas and Electric Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(1)	0	0
Potential Resolution Of Audit Issues [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(32)	(61)	(63)
Potential Resolution Of Audit Issues [Member] | San Diego Gas and Electric Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(8)	(9)	(14)
Potential Resolution Of Audit Issues [Member] | Southern California Gas Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ (22)	$ (15)	$ (11)